Document Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Abstract]
Entity Central Index Key	0001591956
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-36532
Entity Registrant Name	Sphere 3D Corp.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	895 Don Mills Road, Bldg. 2, Suite 900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M3C 1W3
Title of 12(b) Security	Common Shares
Trading Symbol	ANY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	7,867,186
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Address, Country	CA
Document Registration Statement	false